Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income		€ 9,609.4	€ 7,571.6	€ 7,839.0
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[1]	1,025.9	918.6	739.8
Impairment and loss on disposal		49.7	35.8	37.5
Share-based compensation expense		202.3	172.6	134.8
Inventory reserves		469.4	554.7	485.3
Deferred tax expense (benefit)		180.7	(144.8)	(133.6)
Equity method investments	[2]	94.6	4.4	4.2
Changes in assets and liabilities:
Accounts receivable, net		1,415.5	(139.9)	959.9
Finance receivables, net		(227.2)	1,038.7	(88.6)
Inventories		(832.5)	(1,860.9)	(1,646.9)
Other assets		(561.9)	(1,299.0)	(344.3)
Accrued and other liabilities		(237.3)	625.5	222.0
Accounts payable		13.4	1,127.6	(261.7)
Current tax assets and liabilities		334.1	689.5	(939.4)
Contract assets and liabilities		1,122.4	1,871.8	(1,564.6)
Net cash provided by operating activities		12,658.5	11,166.2	5,443.4
Cash flows from investing activities
Purchase of property, plant and equipment	[3]	(1,573.6)	(2,067.2)	(2,155.6)
Purchase of intangible assets		(57.6)	(15.9)	(40.6)
Purchase of short-term investments		(406.2)	(305.2)	(23.6)
Maturity of short-term investments		5.3	305.2	125.6
Purchase of equity investments		(1,302.2)	0.0	0.0
Loans issued and other investments	[4]	(703.7)	(526.2)	(561.5)
Repayment on loans	[5]	260.2	0.0	0.0
Acquisition of subsidiaries (net of cash acquired)		0.0	0.0	(33.6)
Net cash used in investing activities		(3,777.8)	(2,609.3)	(2,689.3)
Cash flows from financing activities
Dividend paid		(2,550.3)	(2,452.9)	(2,348.3)
Purchase of treasury shares		(5,950.0)	(500.0)	(1,000.0)
Net proceeds from issuance of shares		142.3	124.0	99.4
Net proceeds from issuance of borrowings		754.2	22.5	997.8
Repayment of debt and finance lease obligations		(1,066.7)	(25.7)	(752.8)
Net cash used in financing activities		(8,670.5)	(2,832.1)	(3,003.9)
Net cash flows		210.2	5,724.8	(249.8)
Effect of changes in exchange rates on cash		(30.1)	6.4	(13.8)
Net increase (decrease) in cash and cash equivalents		180.1	5,731.2	(263.6)
Cash and cash equivalents at beginning of the year		12,735.9	7,004.7	7,268.3
Cash and cash equivalents at end of the year		12,916.0	12,735.9	7,004.7
Supplemental disclosures of cash flow information
Change in unpaid portion of property, plant and equipment, excluded in investing activities, included in accounts payable		22.3	23.6	49.3
Interest received		201.3	169.5	190.8
Interest paid		(114.5)	(160.0)	(137.8)
Income taxes paid, net of refunds		€ (1,621.4)	€ (1,098.0)	€ (2,568.3)

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, and other (amortization of underwriting commissions, amortization of discounts related to borrowings, credit facilities and accretion of loans issued at a discount).

[2]	Equity method investments relates to our 24.9% equity interest in Carl Zeiss SMT Holding GmbH & Co. KG and includes our share of the net result, dividends received and other equity movements, as well as the capitalization of our R&D funding to Carl Zeiss SMT Holding GmbH &
Co. KG as disclosed in Note 26 Related parties and variable interest entities. The dividend received is a cash inflow of €320.5 million (2024:
€225.4 million; 2023: €218.0 million).

[3]	Purchase of property, plant and equipment includes a cash outflow of €0.0 million (2024: €0.0 million; 2023: €45.1 million) to related parties.
[4]	Loans issued and other investments includes a cash outflow of €703.7 million (2024: €528.4 million, 2023: €548.0 million) net of €121.8 million
(2024: €81.6 million, 2023: €0.0 million) unamortized discount included in other assets, to related parties.

[5]	Repayment on loans includes a cash inflow of €256.9 million (2024:€0.0 million, 2023: €0.0 million) from related parties.